INCOME TAX - Narrative (Details) - CNY (¥) ¥ in Millions	3 Months Ended	12 Months Ended			21 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2022
Income Tax
Statutory income tax rate		25.00%	25.00%	25.00%
Accumulated tax losses		¥ 401.6
UNITED STATES | California corporate franchise tax
Income Tax
Tax losses carryforward expiration period		20 years
China
Income Tax
Statutory income tax rate		25.00%
Percentage of purchase of equipment and appliances as tax deductible items	200.00%
Percentage of tax deduction on qualified research and development expenses	200.00%	200.00%			175.00%
Tax losses carryforward expiration period		5 years
China | High and New Technology Enterprise
Income Tax
Preferential income tax rate		15.00%
China | Beijing Huapin Borui Network Technology Co., Ltd.
Income Tax
Preferential income tax rate		15.00%
China | Qualified high and new technology enterprise
Income Tax
Tax losses carryforward expiration period		10 years
Hong Kong
Income Tax
Statutory income tax rate		16.50%